INCOME TAX MATTERS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Notes and other explanatory information [abstract]
Accounting net loss before tax	€ 5,372	€ (8,928)	€ (43,415)	€ (67,047)	€ (14,769)
At Codere Online statutory income tax rate	(913)	1,518	7,381	11,398	3,692
Tax effect unrecognized tax losses and permanent differences	2,783	4,119	(19,486)	(17,705)	(5,395)
Utilisation of previously unrecognised tax losses				(1,000)
Recognition of previously unrecognised tax losses		854
Utilization or reversal of previously unrecognized tax losses	(854)
Effect of different rates in different jurisdictions	(2,478)	22	9,137	6,341	3,095
Adjustment of prior year taxes					118
Income tax benefit/(expense)	€ (1,462)	€ 6,513	€ (2,968)	€ (966)	€ (1,510)
Effective tax rate	(27.00%)	(73.00%)	7.00%	1.00%	10.22%
Current tax expense	€ (2,491)	€ (1,604)	€ (3,029)	€ (966)	€ (1,510)
Deferred tax benefit/(expense)	1,029	8,117	61
Total income tax benefit/(expense)	€ (1,462)	€ 6,513	€ (2,968)	€ (966)	€ (1,510)